Income tax expense - Additional Information (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018
Disclosure of reconciliation between the Group's actual tax charge and statutory income tax rate [line items]
Deferred income tax assets	¥ 140,000		¥ 106,000
Tax effect of tax losses	840,000		660,000
Unrecognized uncertain tax positions	¥ 0		¥ 0
Tax effect of tax losses expire period	2030	2030	2029
Bottom of range
Disclosure of reconciliation between the Group's actual tax charge and statutory income tax rate [line items]
Tax effect of tax losses expiration year				5 years
Top of range
Disclosure of reconciliation between the Group's actual tax charge and statutory income tax rate [line items]
Tax effect of tax losses expiration year				10 years
HONG KONG
Disclosure of reconciliation between the Group's actual tax charge and statutory income tax rate [line items]
Applicable tax rate	0.00%	0.00%
Accounting profit | $		$ 0